Long-term deposits	12 Months Ended
Sep. 30, 2023
Long-term deposits
Long-term deposits

Note 10 – Long-term deposits

Long-term deposits consisted of the following:

	September 30,	September 30,
	2023	2022

Construction deposit (a)	$822,505	$843,607
Deposit for acquisition of land use rights (b)	274,123	281,156
Long-term deposits	$1,096,628	$1,124,763

(a)

On June 25, 2020, the Company entered into a construction agreement with a third party, Manzhouli Lancheng Project Management Co., Ltd., for the first stage of construction of the Company’s new facility in Manzhouli City, China. Pursuant to the agreement, the Company made a payment of RMB6 million (equivalent to $0.8 million as of September 30, 2023) as security deposit. The deposit is interest-free and is refundable upon the completion of the project.

(b)

The Company paid a deposit of RMB2 million (equivalent to $0.3 million as of September 30, 2023) to the Finance Bureau designated by the Tahe County Land and Resources Bureau, to bid for the acquisition of the land use rights for the land which the Company leases from Tahe County and where Biopower Plant is currently located. The deposit is interest-free and refundable if the Company decides not to purchase the land use rights when the lease expires.